BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Disclosure of basis of preparation of financial statements [text block]

NOTE 1: BASIS OF PREPARATION

The consolidated financial statements of Lloyds Banking Group plc have been prepared in accordance with International Financial Reporting Standards (IFRS). IFRS comprises accounting standards prefixed IFRS issued by the International Accounting Standards Board (IASB) and those prefixed IAS issued by the IASB’s predecessor body as well as interpretations issued by the IFRS Interpretations Committee (IFRS IC) and its predecessor body.

The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, available-for-sale financial assets, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts. The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

To improve transparency and ease of reference, certain disclosures required under IFRS have been included within the risk and renumeration disclosures on pages 36 to 108 and 117 to 137. These disclosures are covered by the Audit opinion (inclued on page F-2) where referenced as audited.

With effect from 1 January 2017 the Group has elected to early adopt the provision in IFRS 9 for gains and losses attributable to changes in own credit risk on financial liabilities designated at fair value through profit or loss to be presented in other comprehensive income. The impact has been to increase profit after tax and reduce other comprehensive income by £40 million in the year ended 31 December 2017; there is no impact on total liabilities or shareholders’ equity. Comparatives have not been restated.

Details of those IFRS pronouncements which will be relevant to the Group but which were not effective at 31 December 2017 and which have not been applied inpreparing these financial statements are given in note 54.